INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Losses and tax credit carryforwards	$ 28,223	$ 25,195
Unrealized loss on investments	2,436	3,223
Accruals not currently deductible, and other	6,431	3,036
Investments in foreign subsidiaries and joint ventures	1,432	2,207
Loss reserve discount	1,260	1,264
Loan loss and other reserves	877	1,093
Unearned premium reserve reduction	1,696	825
Employee benefits	1,217	1,034
Total deferred tax assets	43,572	37,877
Deferred tax liabilities:
Adjustment to life policy reserves	(1,978)	(458)
Deferred policy acquisition costs	(3,340)	(2,594)
Flight equipment, fixed assets and intangible assets	(4,530)	(4,753)
Unrealized gains related to available for sale debt securities	(4,010)	(3,317)
Other	(378)	(466)
Total deferred tax liabilities	(14,236)	(11,588)
Net deferred tax assets before valuation allowance	29,336	26,289
Valuation allowance	(11,047)	(27,548)
Net deferred tax assets (liabilities)	$ 18,289	$ (1,259)